Reconciliation of Estimated Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)		Mar. 31, 2013 INR		Mar. 31, 2012 INR		Mar. 31, 2011 INR
Reconciliation of Estimated Income Taxes to Income Tax Expense as Reported [Line Items]
Net income before taxes	$ 1,687.0		91,974.8		73,836.7		63,225.6
Effective statutory income tax rate	32.45%		32.45%		32.45%		33.22%
Expected income tax expense	547.3		29,841.2		23,956.3		21,002.0
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund	(14.0)		(761.1)		(651.5)		0
Permanent differences:
Stock-based compensation	27.0		1,471.0		1,268.6		1,132.0
Income exempt from taxes	(10.9)		(593.5)		(981.9)		(650.4)
Effect of change in statutory tax rate	0		0		136.7		106.2
Other, net	(2.1)		(117.5)		100.5		108.5
Income tax expense	$ 547.3	[1]	29,840.1	[1]	23,828.7	[1]	21,698.3	[1]

[1]	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs. 2,402.1 million, Rs. 782.3 million and Rs.3,771.9 million for fiscals March 31, 2011, March 31, 2012 and March 31, 2013, respectively.